Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2023
Employee Benefits
Summary of Plan Asset Allocation
The asset allocations by asset category for the principal defined benefit pension plans are as follows:

Plan Asset Allocation
(millions of Canadian dollars except as noted)	Society 1						TDPP DB 1
	Target range	% of total	Fair value		Target range	% of total	Fair value
As at October 31, 2023			Quoted	Unquoted			Quoted	Unquoted
Debt	60-90%	74%	$–	$4,513	55-75%	72%	$–	$2,549
Equity	0-21	4	72	153	0-30	7	79	166
Alternative investments 2	0-29	22	–	1,351	5-38	21	–	734

Other 3	n/a	n/a	–	(668)	n/a	n/a	–	(729)
Total		100%	$72	$5,349		100%	$79	$2,720

As at October 31, 2022
Debt	50-80%	67%	$–	$4,039	55-75%	74%	$–	$2,814
Equity	0-25	8	171	318	0-30	9	126	212
Alternative investments 2	6-35	25	–	1,513	5-38	17	–	641

Other 3	n/a	n/a	–	(335)	n/a	n/a	–	(1,018)
Total		100%	$171	$5,535		100%	$126	$2,649

1	The principal defined benefit pension plans invest in investment vehicles which may hold shares or debt issued by the Bank.
2	The principal defined benefit pension plans’ alternative investments are primarily private equity, infrastructure, and real estate funds.
3
Consists mainly of amounts due to and due from brokers for securities traded but not yet settled, bond repurchase agreements, interest and dividends receivable, and Pension Enhancement Account assets, which are invested at the members’ discretion in certain mutual and pooled funds.

Summary of Expenses for Bank's Defined Contribution Plans
The following table summarizes expenses for the Bank’s defined contribution plans.

Defined Contribution Plan Expenses
(millions of Canadian dollars)	For the years ended October 31
	2023	2022
Defined contribution pension plans 1	$250	$195

Government pension plans 2	502	412
Total	$752	$607

1	Includes the TDPP DC and the TD Bank, N.A. defined contribution 401(k) plan.
2	Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S. Federal Insurance Contributions Act .

Summary of Employee Benefit Plans' Obligations, Assets, Funded Status and Expense
The following table presents the financial position of the Bank’s principal pension and post-retirement defined benefit plans and the Bank’s other material defined benefit pension plans for the years ended October 31, 2023 and October 31, 2022. Other employee defined benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes.

Employee Defined Benefit Plans’ Obligations, Assets, Funded Status, and Expense
(millions of Canadian dollars, except as noted)	Principal pension plans		Principal post-retirement benefit plan 1		Other pension plans 2
	2023	2022	2023	2022	2023	2022
Change in projected benefit obligation
Projected benefit obligation at beginning of year	$6,763	$8,788	$372	$466	$2,339	$2,930
Obligations included due to the TD Auto Finance (Canada) plan merger 3	–	–	–	–	–	43
Service cost – benefits earned	247	417	6	8	17	24
Interest cost on projected benefit obligation	353	252	19	13	122	76
Remeasurement (gain) loss – financial	(487)	(2,610)	(9)	(105)	(97)	(770)
Remeasurement (gain) loss – demographic	–	25	(18)	6	–	(9)
Remeasurement (gain) loss – experience	151	194	2	(1)	11	37
Members’ contributions	113	108	–	–	–	–
Benefits paid	(307)	(411)	(20)	(15)	(149)	(147)

Change in foreign currency exchange rate	–	–	–	–	21	155

Projected benefit obligation as at October 31	6,833	6,763	352	372	2,264	2,339
Wholly or partially funded projected benefit obligation	6,833	6,763	–	–	1,711	1,768

Unfunded projected benefit obligation	–	–	352	372	553	571

Total projected benefit obligation as at October 31	6,833	6,763	352	372	2,264	2,339
Change in plan assets
Plan assets at fair value at beginning of year	8,481	9,342	–	–	1,894	2,335
Assets included due to the TD Auto Finance (Canada) plan merger 3	–	–	–	–	–	48
Interest income on plan assets	453	276	–	–	99	58
Remeasurement gain (loss) – return on plan assets less interest income	(698)	(1,200)	–	–	(76)	(609)
Members’ contributions	113	108	–	–	–	–
Employer’s contributions	187	375	20	15	33	49
Benefits paid	(307)	(411)	(20)	(15)	(149)	(147)
Change in foreign currency exchange rate	–	–	–	–	21	163

Defined benefit administrative expenses	(9)	(9)	–	–	(6)	(3)

Plan assets at fair value as at October 31	8,220	8,481	–	–	1,816	1,894
Excess (deficit) of plan assets at fair value over projected benefit obligation	1,387	1,718	(352)	(372)	(448)	(445)

Effect of asset limitation and minimum funding requirement	(195)	(384)	–	–	(53)	(61)

Net defined benefit asset (liability)	1,192	1,334	(352)	(372)	(501)	(506)
Recorded in
Other assets in the Bank’s Consolidated Balance Sheet	1,192	1,334	–	–	62	72

Other liabilities in the Bank’s Consolidated Balance Sheet	–	–	(352)	(372)	(563)	(578)

Net defined benefit asset (liability)	1,192	1,334	(352)	(372)	(501)	(506)
Annual expense
Net employee benefits expense includes the following:
Service cost – benefits earned	247	417	6	8	17	24
Net interest cost (income) on net defined benefit liability (asset)	(100)	(24)	19	13	23	18
Interest cost on asset limitation and minimum funding requirement	21	–	–	–	4	–

Defined benefit administrative expenses	10	9	–	–	5	4
Total	$178	$402	$25	$21	$49	$46
Actuarial assumptions used to determine the annual expense
Weighted-average discount rate for projected benefit obligation	5.44%	3.50%	5.45%	3.43%	5.56%	3.08%
Weighted-average rate of compensation increase	2.88%	2.46%	3.25%	2.80%	1.42%	1.22%
Assumed life expectancy at age 65, in years
Male aged 65	23.2	23.5	23.2	23.5	21.9	21.9
Female aged 65	24.3	24.2	24.3	24.2	23.4	23.3
Male aged 45	24.1	24.4	24.1	24.4	22.6	22.6
Female aged 45	25.2	25.1	25.2	25.1	24.2	24.1
Actuarial assumptions used to determine the projected benefit obligation as at October 31
Weighted-average discount rate for projected benefit obligation	5.66%	5.44%	5.71%	5.45%	5.95%	5.56%
Weighted-average rate of compensation increase	2.78%	2.88%	3.05%	3.25%	1.35%	1.42%
Assumed life expectancy at age 65, in years
Male aged 65	23.2	23.2	23.2	23.2	21.9	21.9
Female aged 65	24.3	24.3	24.3	24.3	23.4	23.4
Male aged 45	24.1	24.1	24.1	24.1	22.6	22.6

Female aged 45	25.2	25.2	25.2	25.2	24.3	24.2

1
The rate of increase for health care costs for the next year used to measure the expected cost of benefits covered for the principal post-retirement defined benefit plan is 3.24%.

The rate is assumed to decrease gradually to 0.89% by the year 2040 and remain at that level thereafter (2022 – 2.99% grading to 1.08% by the year 2040 and remain at that level thereafter).

2
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.

3
During 2022, the TD Auto Finance (Canada) pension plan (“TDAF Canada”) was deemed to be merged with the CT defined benefit pension plan and previously undisclosed obligations and assets of TDAF Canada are now included in the fiscal 2022 disclosure.

Summary of Amounts Recognized in the Consolidated Balance Sheet
The Bank recognized the following amounts on the Consolidated Balance Sheet.

Amounts Recognized in the Consolidated Balance Sheet
(millions of Canadian dollars)	As at
	October 31 2023	October 31 2022
Other assets
Principal defined benefit pension plans	$1,192	$1,334

Other defined benefit pension plans	62	72

Total	1,254	1,406
Other liabilities
Principal post-retirement defined benefit plan	352	372
Other defined benefit pension plans	563	578

Other employee benefit plans 1	329	336

Total	1,244	1,286
Net amount recognized	$10	$120

1	Consists of other pension and other post-retirement benefit plans operated by the Bank and its subsidiaries that are not considered material for disclosure purposes.

Summary of Remeasurement of Defined Benefit Plans
The following table summarizes the remeasurements recognized in OCI for the Bank’s principal pension and post-retirement
defined benefit plans and the Bank’s other defined benefit pension plans.

Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans 1,2
(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension plans
	For the years ended October 31
	2023	2022	2023	2022	2023	2022
Remeasurement gains (losses) – financial	$487	$2,610	$9	$105	$97	$770
Remeasurement gains (losses) – demographic	–	(25)	18	(6)	–	9
Remeasurement gains (losses) – experience	(151)	(194)	(2)	1	(11)	(37)
Remeasurement gains (losses) – return on plan assets less interest income	(697)	(1,200)	–	–	(77)	(608)

Changes in asset limitation and minimum funding requirement	210	(384)	–	–	12	(49)
Total	$(151)	$807	$25	$100	$21	$85

1	Amounts are presented on a pre-tax basis.
2
Excludes net remeasurement gains (losses) recognized in OCI in respect of other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes totaling $10 million (2022 – $113 million).

Summary of Expected Future Benefit Payments
The following table summarizes the expected future benefit payments for the next 10 years.

Expected Future Benefit Payments
(millions of Canadian dollars)	Principal pension plans	Principal post-retirement benefit plan	Other pension plans
Benefit payments expected to be paid in:
2024	$355	$20	$161
2025	374	21	164
2026	397	22	167
2027	418	23	169
2028	441	24	170
2029-2033	2,479	129	843
Total	$4,464	$239	$1,674

Summary of Disaggregation of Projections Benefit Obligation
The breakdown of the projected benefit obligations between active, deferred, and retired members is as follows:

Disaggregation of Projected Benefit Obligation
(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan		Other pension plans
	As at October 31
	2023	2022	2023	2022	2023	2022
Active members	$4,459	$4,427	$135	$143	$448	$451
Deferred members	452	466	–	–	362	371
Retired members	1,922	1,870	217	229	1,454	1,517
Total	$6,833	$6,763	$352	$372	$2,264	$2,339

Summary of Duration of Projected Benefit Obligation
The weighted-average duration of the projected benefit obligations is as follows:

Duration of Projected Benefit Obligation
(number of years)	Principal pension plans		Principal post-retirement benefit plan		Other pension plans
	As at October 31
	2023	2022	2023	2022	2023	2022
Weighted-average duration	13	14	12	12	10	11

Summary of Sensitivity of Significant Actuarial Assumptions

Sensitivity of Significant Defined Benefit Plan Actuarial Assumptions
(millions of Canadian dollars, except as noted)	As at
	October 31, 2023
	Obligation Increase (Decrease)
	Principal pension plans	Principal post-retirement benefit plan		Other pension plans
Impact of an absolute change in significant actuarial assumptions
Discount rate
1% decrease in assumption	$953	$44		$250
1% increase in assumption	(794)	(36)		(209)
Rates of compensation increase
1% decrease in assumption	(192)	–	1	(16)
1% increase in assumption	175	–	1	19
Life expectancy
1 year decrease in assumption	(114)	(8)		(67)
1 year increase in assumption	110	8		65
Health care cost initial trend rate
1% decrease in assumption	n/a	(6)		n/a
1% increase in assumption	n/a	7		n/a

1	An absolute change in this assumption is immaterial.